Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (73.1%)(a)
	Shares	Value
Advertising and marketing services (0.2%)
Publicis Groupe SA (France)	1,035	$112,833
Trade Desk, Inc. (The) Class A(NON)	924	80,776

		193,609
Automotive (0.9%)
Bayerische Motoren Werke AG (Germany)	158	18,232
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)	441	43,904
Ford Motor Co.	5,037	66,891
Mazda Motor Corp. (Japan)	900	10,437
PACCAR, Inc.	560	69,378
Stellantis NV (Italy)	5,420	153,932
Subaru Corp. (Japan)	5,100	116,163
Tesla, Inc.(NON)	1,961	344,724
Toyota Motor Corp. (Japan)	1,500	37,574

		861,235
Basic materials (2.8%)
AptarGroup, Inc.	453	65,182
ArcelorMittal SA (France)	3,787	103,999
Archer-Daniels-Midland Co.	574	36,053
Arkema SA (France)	413	43,460
Axalta Coating Systems, Ltd.(NON)	2,006	68,986
BHP Group, Ltd. (ASE Exchange) (Australia)	2,507	72,323
BHP Group, Ltd. (London Exchange) (Australia)	437	12,548
Builders FirstSource, Inc.(NON)	1,259	262,564
CF Industries Holdings, Inc.	834	69,397
Cie de Saint-Gobain SA (France)	1,650	128,043
CRH PLC (London Exchange) (Ireland)	654	56,361
Dow, Inc.	1,113	64,476
Eastman Chemical Co.	700	70,154
Fortune Brands Innovations, Inc.	761	64,434
Freeport-McMoRan, Inc.	1,768	83,131
Glencore PLC (United Kingdom)	22,760	125,047
Holcim AG (Switzerland)	1,539	139,352
Huntsman Corp.	2,388	62,160
Linde PLC	149	69,184
LyondellBasell Industries NV Class A	647	66,175
Mosaic Co. (The)	2,121	68,848
NewMarket Corp.	105	66,635
Nucor Corp.	352	69,661
PPG Industries, Inc.	473	68,538
Prysmian SpA (Italy)	2,289	119,499
Reliance, Inc.	216	72,183
Rio Tinto PLC (United Kingdom)	1,124	71,174
RPM International, Inc.	558	66,374
Sherwin-Williams Co. (The)	202	70,161
Shin-Etsu Chemical Co., Ltd. (Japan)	3,400	147,877
Southern Copper Corp. (Peru)	775	82,553
Steel Dynamics, Inc.	484	71,743
TopBuild Corp.(NON)	160	70,517
Weyerhaeuser Co.(R)	3,438	123,459
Yara International ASA (Norway)	984	31,079

		2,863,330
Building materials (0.1%)
Owens Corning	458	76,394

		76,394
Capital goods (3.1%)
A.O. Smith Corp.	783	70,047
ABB, Ltd. (Switzerland)	2,781	129,175
Airbus SE (France)	737	135,742
Allison Transmission Holdings, Inc.	829	67,282
Atlas Copco AB Class A (Sweden)	2,900	48,984
Berry Global Group, Inc.	1,070	64,714
Boeing Co. (The)(NON)	1,156	223,096
Caterpillar, Inc.	203	74,385
Curtiss-Wright Corp.	287	73,455
Dassault Aviation SA (France)	142	31,252
Deere & Co.	166	68,183
Donaldson Co., Inc.	828	61,835
Eaton Corp. PLC	213	66,601
Flowserve Corp.	1,509	68,931
Fortive Corp.	791	68,042
GEA Group AG (Germany)	1,179	49,848
General Dynamics Corp.	233	65,820
Gentex Corp.	1,650	59,598
Hitachi, Ltd. (Japan)	900	82,669
ITT, Inc.	527	71,688
Kone Oyj Class B (Finland)	553	25,738
Legrand SA (France)	301	31,895
Lockheed Martin Corp.	1,554	706,868
Mitsubishi Heavy Industries, Ltd. (Japan)	9,900	94,729
Parker Hannifin Corp.	102	56,691
Republic Services, Inc.	360	68,918
Sembcorp Industries, Ltd. (Singapore)	1,800	7,199
Textron, Inc.	710	68,110
Vertiv Holdings Co. Class A	5,100	416,517
Vinci SA (France)	1,031	132,096

		3,190,108
Commercial and consumer services (3.8%)
Automatic Data Processing, Inc.	3,729	931,280
Booking Holdings, Inc.	250	906,970
Cintas Corp.	94	64,581
Compass Group PLC (United Kingdom)	2,657	77,903
Ecolab, Inc.	331	76,428
Euronet Worldwide, Inc.(NON)	596	65,518
Expedia Group, Inc.(NON)	3,554	489,564
Mastercard, Inc. Class A	1,152	554,769
PayPal Holdings, Inc.(NON)	11,848	793,698
Verisk Analytics, Inc.	134	31,588

		3,992,299
Communication services (0.8%)
American Tower Corp.(R)	315	62,241
AT&T, Inc.	21,097	371,307
Comcast Corp. Class A	1,595	69,143
Crown Castle, Inc.(R)	565	59,794
Iridium Communications, Inc.	3,466	90,671
Spark NZ, Ltd. (New Zealand)	3,654	10,402
Telstra Group, Ltd. (Australia)	24,872	62,562
Verizon Communications, Inc.	1,677	70,367
Vodafone Group PLC (United Kingdom)	98,928	87,978

		884,465
Communications equipment (0.4%)
arista Networks, Inc.(NON)	236	68,435
Motorola Solutions, Inc.	1,091	387,283

		455,718
Computers (4.9%)
Apple, Inc.	24,139	4,139,356
Cisco Systems, Inc.	4,238	211,519
CrowdStrike Holdings, Inc. Class A(NON)	230	73,736
Dropbox, Inc. Class A(NON)	2,713	65,926
MSCI, Inc.	108	60,529
NetApp, Inc.	632	66,341
RingCentral, Inc. Class A(NON)	1,904	66,145
ServiceNow, Inc.(NON)	85	64,804
Smartsheet, Inc. Class A(NON)	1,583	60,946
Snowflake, Inc. Class A(NON)	383	61,893
SS&C Technologies Holdings, Inc.	981	63,147
Synopsys, Inc.(NON)	121	69,152
Teradata Corp.(NON)	1,638	63,341
Zoom Video Communications, Inc. Class A(NON)	1,000	65,370

		5,132,205
Conglomerates (1.2%)
3M Co.	7,471	792,449
AMETEK, Inc.	329	60,174
General Electric Co.	399	70,036
Marubeni Corp. (Japan)	3,300	57,311
Mitsubishi Corp. (Japan)	5,900	135,905
Mitsui & Co., Ltd. (Japan)	3,200	150,213

		1,266,088
Consumer (0.4%)
Clorox Co. (The)	418	64,000
Kimberly-Clark Corp.	548	70,884
LVMH Moet Hennessy Louis Vuitton SA (France)	101	90,843
MSA Safety, Inc.	346	66,982
Pandora A/S (Denmark)	535	86,241

		378,950
Consumer cyclicals (—%)
Genting Singapore Ltd. (Singapore)	33,500	21,957

		21,957
Consumer staples (4.6%)
Auto Trader Group PLC (United Kingdom)	7,014	61,987
Boston Beer Co., Inc. (The) Class A(NON)	208	63,319
Carlsberg A/S Class B (Denmark)	157	21,427
Chipotle Mexican Grill, Inc.(NON)	26	75,576
CK Hutchison Holdings, Ltd. (Hong Kong)	15,000	72,442
Coca-Cola Co. (The)	14,460	884,663
Coca-Cola HBC AG (Italy)	2,102	66,406
Colgate-Palmolive Co.	6,258	563,533
Costco Wholesale Corp.	100	73,263
DoorDash, Inc. Class A(NON)	669	92,135
Etsy, Inc.(NON)	879	60,405
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	304	24,434
Imperial Brands PLC (United Kingdom)	4,363	97,470
Ingredion, Inc.	540	63,099
Jeronimo Martins SGPS SA (Portugal)	1,997	39,599
Kenvue, Inc.	3,381	72,556
Keurig Dr Pepper, Inc.	2,162	66,309
Koninklijke Ahold Delhaize NV (Netherlands)	3,884	116,154
L'Oreal SA (France)	228	107,898
Maplebear, Inc.(NON)	1,945	72,529
McDonald's Corp.	205	57,800
Molson Coors Beverage Co. Class B	1,004	67,519
Mondelez International, Inc. Class A	898	62,860
Monster Beverage Corp.(NON)	1,084	64,260
Nestle SA (Switzerland)	751	79,734
Nissin Food Products Co., Ltd. (Japan)	2,300	63,813
PepsiCo, Inc.	433	75,779
Philip Morris International, Inc.	674	61,752
Procter & Gamble Co. (The)	2,508	406,923
Recruit Holdings Co., Ltd. (Japan)	2,500	110,764
Robert Half, Inc.	441	34,962
Starbucks Corp.	718	65,618
Sysco Corp.	814	66,081
Uber Technologies, Inc.(NON)	9,159	705,151
Unilever PLC (United Kingdom)	3,368	168,995
WH Group, Ltd. (Hong Kong)	43,000	28,348

		4,815,563
Electronics (5.2%)
Broadcom, Inc.	271	359,186
Cirrus Logic, Inc.(NON)	744	68,865
Hoya Corp. (Japan)	900	111,415
Keysight Technologies, Inc.(NON)	396	61,926
Monolithic Power Systems, Inc.	89	60,290
NVIDIA Corp.	3,747	3,385,639
Qorvo, Inc.(NON)	532	61,090
Qualcomm, Inc.	6,281	1,063,373
Shimadzu Corp. (Japan)	1,900	53,092
TD SYNNEX Corp.	305	34,496
Vontier Corp.	1,459	66,180
Woodward, Inc.	422	65,039

		5,390,591
Energy (2.7%)
Baker Hughes Co.	2,076	69,546
BP PLC (United Kingdom)	25,306	158,326
Cheniere Energy, Inc.	3,526	568,673
Chevron Corp.	443	69,879
ConocoPhillips	592	75,350
Coterra Energy, Inc.	2,534	70,648
Equinor ASA (Norway)	3,728	98,347
Exxon Mobil Corp.	582	67,652
HF Sinclair Corp.	1,087	65,622
INPEX Corp. (Japan)	1,600	24,738
Marathon Oil Corp.	27,894	790,516
Marathon Petroleum Corp.	2,412	486,018
Schlumberger, Ltd.	1,245	68,238
Shell PLC (London Exchange) (United Kingdom)	844	27,963
Targa Resources Corp.	589	65,962
Valero Energy Corp.	486	82,955

		2,790,433
Entertainment (—%)
Panasonic Holdings Corp. (Japan)	1,000	9,549

		9,549
Financials (10.6%)
3i Group PLC (United Kingdom)	3,760	133,306
Affiliated Managers Group, Inc.	408	68,328
AIB Group PLC (Ireland)	4,967	25,207
Allianz SE (Germany)	239	71,629
Allstate Corp. (The)	390	67,474
Ally Financial, Inc.	1,741	70,667
American Express Co.	319	72,633
American International Group, Inc.	7,799	609,648
Ameriprise Financial, Inc.	759	332,776
Apartment Income REIT Corp.(R)	2,099	68,155
Apollo Global Management, Inc.	559	62,860
AvalonBay Communities, Inc.(R)	341	63,276
AXA SA (France)	362	13,597
Axis Capital Holdings, Ltd.	1,008	65,540
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,075	155,730
Banco Santander SA (Spain)	22,277	108,668
Bank Hapoalim MB (Israel)	9,439	88,515
Bank of America Corp.	5,563	210,949
Bank of New York Mellon Corp. (The)	7,859	452,836
Berkshire Hathaway, Inc. Class B(NON)	507	213,204
Brixmor Property Group, Inc.(R)	2,843	66,668
Capital One Financial Corp.	466	69,383
Chubb, Ltd.	240	62,191
Citigroup, Inc.	14,289	903,636
Commonwealth Bank of Australia (Australia)	685	53,717
Corebridge Financial, Inc.(S)	2,554	73,376
DBS Group Holdings, Ltd. (Singapore)	4,200	112,073
Discover Financial Services	4,668	611,928
EPR Properties(R)	1,542	65,458
Equitable Holdings, Inc.	7,598	288,800
Equity Residential(R)	1,012	63,867
Erste Group Bank AG (Czech Republic)	1,441	64,206
Essex Property Trust, Inc.(R)	270	66,099
Eurazeo SE (France)	178	15,603
Everest Group, Ltd.	178	70,755
First Industrial Realty Trust, Inc.(R)	1,184	62,207
Globe Life, Inc.	503	58,534
Goldman Sachs Group, Inc. (The)	392	163,734
Goodman Group (Australia)(R)	6,363	140,191
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	900	26,194
HSBC Holdings PLC (United Kingdom)	1,399	10,930
Investor AB Class B (Sweden)	5,066	127,147
Japan Exchange Group, Inc. (Japan)	4,100	111,316
Jefferies Financial Group, Inc.	1,400	61,740
JPMorgan Chase & Co.	4,923	986,077
Julius Baer Group, Ltd. (Switzerland)	1,835	105,968
Klepierre SA (France)(R)	2,168	56,135
Loews Corp.	809	63,337
LPL Financial Holdings, Inc.	231	61,030
Marsh & McLennan Cos., Inc.	301	62,000
MetLife, Inc.	9,246	685,221
MGIC Investment Corp.	3,104	69,405
Mid-America Apartment Communities, Inc.(R)	495	65,132
Mizrahi Tefahot Bank, Ltd. (Israel)	1,471	55,170
Morgan Stanley	716	67,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	302	147,365
National Australia Bank, Ltd. (Australia)	711	16,050
Nordea Bank ABP (Finland)	9,936	110,648
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	5,754	68,645
Old Republic International Corp.	2,188	67,215
OneMain Holdings, Inc.	1,328	67,848
Park Hotels & Resorts, Inc.	3,745	65,500
Principal Financial Group, Inc.	784	67,667
Public Storage(R)	220	63,813
Reinsurance Group of America, Inc.	701	135,209
Rithm Capital Corp.(R)	5,881	65,632
Scentre Group (Australia)	17,790	39,300
SEI Investments Co.	939	67,514
Simon Property Group, Inc.(R)	4,281	669,934
SLM Corp.	2,905	63,300
State Street Corp.	885	68,428
Swedbank AB Class A (Sweden)	746	14,796
Synchrony Financial	1,645	70,932
Tokio Marine Holdings, Inc. (Japan)	1,900	59,028
Travelers Cos., Inc. (The)	288	66,280
UniCredit SpA (Italy)	2,844	107,926
Unum Group	1,305	70,026
Virtu Financial, Inc. Class A	3,197	65,602
Wells Fargo & Co.	1,061	61,496
Zurich Insurance Group AG (Switzerland)	257	138,581

		11,020,380
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	3,580	100,315
La Francaise des Jeux SAEM (France)	380	15,488
Las Vegas Sands Corp.	1,180	61,006

		176,809
Health care (8.3%)
10x Genomics, Inc. Class A(NON)	1,456	54,644
Abbott Laboratories	2,963	336,775
AbbVie, Inc.	2,866	521,899
Alnylam Pharmaceuticals, Inc.(NON)	438	65,459
Amgen, Inc.	229	65,109
AstraZeneca PLC (United Kingdom)	206	27,763
Becton, Dickinson and Co.	258	63,842
Bio-Rad Laboratories, Inc. Class A(NON)	91	31,474
Boston Scientific Corp.(NON)	1,009	69,106
Bristol-Myers Squibb Co.	4,801	260,358
Cardinal Health, Inc.	696	77,882
Chugai Pharmaceutical Co., Ltd. (Japan)	1,000	38,142
Cigna Group (The)	741	269,124
Cochlear, Ltd. (Australia)	268	58,945
Danaher Corp.	246	61,431
Dexcom, Inc.(NON)	504	69,905
Edwards Lifesciences Corp.(NON)	696	66,510
Elevance Health, Inc.	613	317,865
Eli Lilly and Co.	1,902	1,479,680
Eurofins Scientific (Luxembourg)	114	7,266
Exelixis, Inc.(NON)	6,014	142,712
Fresenius SE & Co. KGaA (Germany)	1,971	53,160
FUJIFILM Holdings Corp. (Japan)	2,700	60,107
GSK PLC (United Kingdom)	6,893	148,648
HCA Healthcare, Inc.	220	73,377
Hologic, Inc.(NON)	891	69,462
Humana, Inc.	192	66,570
IDEXX Laboratories, Inc.(NON)	129	69,651
Incyte Corp.(NON)	3,682	209,764
Inspire Medical Systems, Inc.(NON)	338	72,599
Insulet Corp.(NON)	389	66,675
Ipsen SA (France)	280	33,319
Jazz Pharmaceuticals PLC(NON)	549	66,111
Johnson & Johnson	389	61,536
M3, Inc. (Japan)	3,000	42,350
McKesson Corp.	124	66,569
Medpace Holdings, Inc.(NON)	211	85,276
Medtronic PLC	787	68,587
Merck & Co., Inc.	9,509	1,254,713
Merck KGaA (Germany)	47	8,295
Neurocrine Biosciences, Inc.(NON)	537	74,063
Novartis AG (Switzerland)	2,101	203,542
Novo Nordisk A/S Class B (Denmark)	2,869	365,708
Ono Pharmaceutical Co., Ltd. (Japan)	2,400	38,914
QIAGEN NV (Netherlands)	500	21,495
Regeneron Pharmaceuticals, Inc.(NON)	74	71,224
Roche Holding AG (Switzerland)	82	20,885
Sandoz Group AG (Switzerland)(NON)	419	12,642
Shionogi & Co., Ltd. (Japan)	900	46,076
Sonic Healthcare, Ltd. (Australia)	1,084	20,775
Stryker Corp.	181	64,774
Swedish Orphan Biovitrum AB (Sweden)(NON)	361	9,012
Teladoc Health, Inc.(NON)	2,218	33,492
Tenet Healthcare Corp.(NON)	668	70,213
Thermo Fisher Scientific, Inc.	112	65,096
UnitedHealth Group, Inc.	142	70,247
Vertex Pharmaceuticals, Inc.(NON)	1,923	803,833
West Pharmaceutical Services, Inc.	85	33,635

		8,688,286
Homebuilding (0.2%)
Lennar Corp. Class A	459	78,939
NVR, Inc.(NON)	10	81,000
Taylor Wimpey PLC (United Kingdom)	9,751	16,867
Toll Brothers, Inc.	533	68,954

		245,760
Lodging/Tourism (0.2%)
Hilton Worldwide Holdings, Inc.	321	68,473
Host Hotels & Resorts, Inc.(R)	2,961	61,233
MGM Resorts International(NON)	1,441	68,030

		197,736
Media (1.0%)
Netflix, Inc.(NON)	1,645	999,058

		999,058
Publishing (—%)
TOPPAN Holdings, Inc. (Japan)	1,900	48,686

		48,686
Retail (5.0%)
Amazon.com, Inc.(NON)	15,593	2,812,665
Associated British Foods PLC (United Kingdom)	2,274	71,696
AutoZone, Inc.(NON)	21	66,185
Fast Retailing Co., Ltd. (Japan)	200	62,280
Home Depot, Inc. (The)	636	243,970
Industria de Diseno Textil SA (Spain)	2,887	145,360
O'Reilly Automotive, Inc.(NON)	77	86,924
Ross Stores, Inc.	1,573	230,853
Target Corp.	392	69,466
TJX Cos., Inc. (The)	1,581	160,345
Walmart, Inc.	19,015	1,144,133
Williams-Sonoma, Inc.	271	86,051

		5,179,928
Semiconductor (1.5%)
Applied Materials, Inc.	667	137,555
ASML Holding NV (Netherlands)	336	323,417
Disco Corp. (Japan)	400	151,116
KLA Corp.	1,271	887,882
Lam Research Corp.	79	76,754

		1,576,724
Software (6.4%)
Adobe, Inc.(NON)	1,752	884,059
Amdocs, Ltd.	331	29,912
Atlassian Corp. Class A(NON)	340	66,337
Autodesk, Inc.(NON)	256	66,668
Cadence Design Systems, Inc.(NON)	2,912	906,447
F5, Inc.(NON)	343	65,029
HubSpot, Inc.(NON)	107	67,042
Manhattan Associates, Inc.(NON)	298	74,569
Microsoft Corp.	8,181	3,441,910
Nexon Co., Ltd. (Japan)	700	11,607
Paycom Software, Inc.	347	69,056
Pegasystems, Inc.	1,013	65,480
ROBLOX Corp. Class A(NON)	1,556	59,408
SAP SE (Germany)	83	16,159
Square Enix Holdings Co., Ltd. (Japan)	2,300	89,353
TIS, Inc. (Japan)	1,100	23,899
Veeva Systems, Inc. Class A(NON)	2,671	618,844
Workday, Inc. Class A(NON)	251	68,460

		6,624,239
Technology services (5.3%)
Alphabet, Inc. Class A(NON)	17,428	2,630,408
DocuSign, Inc.(NON)	3,094	184,248
eBay, Inc.	1,342	70,831
Fiserv, Inc.(NON)	411	65,686
GoDaddy, Inc. Class A(NON)	1,673	198,552
Leidos Holdings, Inc.	475	62,268
Meta Platforms, Inc. Class A	3,740	1,816,069
NEC Corp. (Japan)	700	50,819
Prosus NV (China)	2,372	74,404
Roku, Inc.(NON)	1,039	67,712
Salesforce, Inc.(NON)	222	66,862
Scout24 SE (Germany)	366	27,585
SCSK Corp. (Japan)	2,300	43,112
Spotify Technology SA (Sweden)(NON)	230	60,697
VeriSign, Inc.(NON)	327	61,970
Western Union Co. (The)	4,733	66,167

		5,547,390
Textiles (0.2%)
Deckers Outdoor Corp.(NON)	72	67,771
Hermes International (France)	63	160,811

		228,582
Toys (0.1%)
Nintendo Co., Ltd. (Japan)	2,100	113,698

		113,698
Transportation (1.0%)
CSX Corp.	1,572	58,274
Deutsche Lufthansa AG (Germany)(NON)	3,122	24,524
Deutsche Post AG (Germany)	1,673	72,043
Expeditors International of Washington, Inc.	534	64,918
FedEx Corp.	244	70,697
Kuehne + Nagel International AG (Switzerland)	67	18,647
Norfolk Southern Corp.	245	62,443
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	21,239	75,430
SG Holdings Co., Ltd. (Japan)	1,000	12,571
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	5,481
Union Pacific Corp.	2,197	540,308
Westinghouse Air Brake Technologies Corp.	463	67,450

		1,072,786
Utilities and power (2.0%)
Centrica PLC (United Kingdom)	40,991	66,042
Constellation Energy Corp.	353	65,252
Dominion Energy, Inc.	1,324	65,128
DTE Energy Co.	566	63,471
Duke Energy Corp.	675	65,279
E.ON SE (Germany)	7,655	106,412
Edison International	962	68,042
Enel SpA (Italy)	13,627	89,958
Eni SpA (Italy)	1,503	23,752
Entergy Corp.	628	66,367
Eversource Energy	1,059	63,296
Exelon Corp.	1,630	61,239
National Fuel Gas co.	1,293	69,460
NextEra Energy, Inc.	1,154	73,752
PG&E Corp.	4,006	67,141
Public Service Enterprise Group, Inc.	996	66,513
RWE AG (Germany)	1,331	45,175
Southern Co. (The)	866	62,127
Tokyo Gas Co., Ltd. (Japan)	3,900	90,454
Vistra Corp.	10,308	717,952
Xcel Energy, Inc.	1,284	69,015

		2,065,827

Total common stocks (cost $45,508,912)		$76,108,383

CORPORATE BONDS AND NOTES (12.0%)(a)
	Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$21,709
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	10,000	10,336
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,705
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,770
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	10,000	10,253
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	9,070
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	13,073
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	15,000	13,916
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	5,074
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,484
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	5,000	5,021
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	15,000	15,561
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	10,000	10,370
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	53,000	53,981
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	13,675
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	50,000	44,741
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	4,505
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	5,000	4,604
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	4,693
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	20,000	19,668
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)	10,000	9,887
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	15,000	15,040
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29	10,000	10,020
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	34,000	28,862
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	5,000	4,447
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,497
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	15,000	14,828
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	12,486
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	9,013
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	15,000	14,025
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC, Co-Issuer, 144A sr. notes 6.00%, 9/15/28 (Canada)	10,000	9,484
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	19,354
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	3,333
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	8,307
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,434
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	10,000	9,090
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	13,507
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27	10,000	9,920
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26	15,000	15,281
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	8,790
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	5,000	5,463
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32	10,000	10,025
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	13,839
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	18,858
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	22,703
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	5,000	4,664
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29	5,000	5,187
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	18,630
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	15,000	13,888
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	33,456
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31	10,000	10,650
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	15,000	13,691
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	15,000	13,454
United States Steel Corp. sr. unsec. sub. FRB 6.65%, 6/1/37	10,000	10,101
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	10,000	9,235
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	25,902
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	13,848
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	30,000	28,831
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	34,261
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,417
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	15,000	15,150
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	15,000	13,423

		855,490
Capital goods (0.6%)
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	2,000	1,960
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	25,000	22,695
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	44,000	41,131
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	13,000	11,974
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	90,000	91,770
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	12,000	12,173
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)	10,000	10,678
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	15,000	15,577
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	5,000	5,445
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	9,000	9,008
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	5,000	5,068
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	5,000	5,037
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,491
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	10,000	9,404
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)	5,000	5,124
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	25,000	22,242
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	44,521
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	27,000	24,382
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	57,822
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,851
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	10,000	9,249
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	13,723
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	8,828
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	13,190
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	15,278
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	15,000	15,023
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	5,000	5,088
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,213
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	5,000	4,578
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	18,669
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	5,000	5,010
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,836
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	15,000	16,778
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	5,000	5,454
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	10,000	9,441
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	10,000	9,788
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	9,302
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	10,000	10,194
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	10,000	10,125
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	10,000	10,103
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	10,000	9,904
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,763
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	28,212
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	33,000	33,309
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	5,000	5,081
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	5,000	5,051

		695,543
Communication services (1.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	5,000	4,233
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	125,000	117,056
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	7,000	6,452
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	28,668
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	15,000	14,542
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	48,059
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	68,957
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,000	6,872
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,324
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	60,000	51,518
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,167
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	20,000	16,322
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	22,969
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	7,402
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	44,000	43,465
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	68,029
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	13,894
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,667
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	35,000	33,254
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	23,668
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	32,230
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)	23,000	20,906
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	12,000	11,589
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	86,294
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	10,000	9,460
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	9,581
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	10,000	4,171
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	3,937
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	20,000	10,870
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	15,000	14,522
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	10,000	10,232
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	10,000	10,225
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	15,000	7,050
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	25,000	24,826
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	21,000	22,379
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	49,268
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,558
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	75,122
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	15,000	15,533
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	15,000	14,840
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	8,684
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	15,000	13,872
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	69,905
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	34,365
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	61,274
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	74,309
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	18,005
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	10,000	7,250

		1,323,775
Consumer cyclicals (1.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	15,000	13,743
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	23,875
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	12,606
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	10,000	10,128
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	14,044
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	8,989
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	12,000	10,685
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	5,050
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	15,545
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	10,000	10,215
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	5,000	4,950
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	34,814
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	33,844
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	25,000	24,691
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	20,000	18,379
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	20,000	20,530
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	20,000	18,237
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	15,000	15,409
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	5,000	5,215
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	5,000	5,469
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	30,000	29,692
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)	5,000	5,454
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	10,000	8,867
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	10,000	9,650
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	9,467
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	15,000	14,925
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	15,000	13,137
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	10,000	9,142
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	54,575
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 144A sr. notes 6.625%, 12/15/30	20,000	20,200
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	10,000	10,300
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	10,000	9,907
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	15,000	14,963
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	20,000	19,113
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	5,000	5,106
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	5,000	4,791
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	15,000	13,427
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,537
Goodyear Tire & Rubber Co. (The) company guaranty sr. unsec. notes 5.625%, 4/30/33	25,000	22,832
Gray Television, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	15,000	9,836
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	8,019
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	10,000	10,250
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	10,000	9,588
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	22,342
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	46,471
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	2,000	2,101
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	4,000	4,016
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	8,000	8,028
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	7,189	4,016
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	46,169
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	10,000	8,378
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	15,000	13,481
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	9,376
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	38,000	37,519
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	25,000	21,932
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28	15,000	15,827
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	15,399
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,890
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,055
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,007
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	10,000	8,847
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,782
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	10,000	9,420
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	14,099
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	5,000	3,751
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	10,000	9,203
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	40,728
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29	10,000	10,550
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	10,000	10,350
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	15,000	14,184
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	10,000	9,461
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	10,395
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	14,774
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	53,000	54,086
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	3,756
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	9,145
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28	10,000	9,112
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	63,132
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31	10,000	10,474
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	10,000	9,625
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	12,000	10,976
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,650
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	9,796
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	5,000	5,195
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	15,000	16,088
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32	5,000	5,040
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	10,000	9,910
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	5,000	4,825
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	26,559
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	7,271
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	15,000	14,501
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,668
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	15,000	12,507
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	10,000	9,149
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	10,000	10,131
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	15,000	14,701
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,192
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	10,000	9,700
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	8,985
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32	5,000	5,051
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	4,494
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	15,000	14,131
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	15,000	14,962
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30	5,000	5,332
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27	5,000	4,994
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	10,000	9,550
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	4,965
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	10,000	10,188
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	15,000	12,263
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31	15,000	16,404
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29	5,000	5,022
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	52,012
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	102,000	91,110
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	19,087
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	20,000	19,617
White Cap Parent, LLC 144A sr. unsec. notes 8.25%, 3/15/26(PIK)	5,000	4,995
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	20,000	20,700
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	10,000	9,474

		1,743,272
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	15,000	13,365
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,757
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	30,000	29,034
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,176
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	17,000	16,408
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	5,000	5,024
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	13,581
Chobani, LLC/ Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29	10,000	10,138
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29	15,000	14,195
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30	5,000	5,077
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	57,019
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	61,116
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	15,000	13,469
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,822
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 4.625%, 12/1/26	5,000	4,538
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29	7,000	6,198
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	26,000	25,978
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	49,000	49,527
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	5,000	4,896
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	18,000	17,144
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	18,186
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	15,000	13,677
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	3,000	2,875
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	5,000	4,249
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	17,000	15,125
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	22,000	20,762
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	35,000	38,418
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	15,000	7,878
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	9,973
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	5,000	5,204
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	5,000	4,746

		517,555
Energy (0.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	10,000	10,209
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	4,000	4,108
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	10,000	10,449
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	20,000	21,150
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	2,000	2,191
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	20,000	20,008
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	80,000	76,140
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	10,000	10,042
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	5,000	5,264
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	10,000	10,701
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	10,000	10,225
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	9,056
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	5,000	4,768
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,803
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,735
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	14,379
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	15,000	15,163
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	55,000	55,446
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 8.25%, 1/15/32	10,000	10,370
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,845
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,677
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	4,595
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	10,000	9,920
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	15,000	14,672
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	10,000	10,012
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	10,000	9,982
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	35,914
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	10,000	10,854
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	25,000	27,828
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	46,000	46,761
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	10,000	10,957
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	5,000	5,220
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	10,000	9,885
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	10,000	10,162
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	20,000	18,864
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	9,000	9,009
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	10,000	9,981
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	15,000	14,037
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	15,000	15,515
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,010
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	10,000	10,043
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,625
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	24,281
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	28,718
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	10,000	9,475
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	5,000	4,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	20,000	19,146
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	5,000	5,132
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	6,750	6,758
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	5,000	5,204
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	4,500	4,692
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	10,000	10,422
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	5,012
USA Compression Partners LP/USA Compression Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 3/15/29	5,000	5,069
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	9,001
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	15,000	16,166
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	15,000	16,168
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	10,000	10,313
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	5,000	5,101
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	10,000	10,396
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	5,000	4,894
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.875%, 4/15/32	5,000	5,094
Vital Energy, Inc. 144A company guaranty sr. unsec. notes 7.75%, 7/31/29	5,000	5,031

		830,448
Financials (3.4%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	9,792
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	56,886
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	22,378
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	15,000	15,231
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,713
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	15,000	15,301
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	25,000	24,779
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	20,000	20,200
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	34,000	37,872
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	24,286
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	15,000	14,977
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	20,000	16,802
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	26,000	23,884
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	24,000	22,100
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	5,000	5,144
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	24,181
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	10,000	10,923
Aretec Group, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	15,000	14,279
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	34,541
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	166,163
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	74,204
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,307
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	106,088
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	207,108
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	15,000	15,076
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	6,749
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	26,495
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	7,808
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	70,895
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	23,000	21,707
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	193,899
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	48,214
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	8,880
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	48,640
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	9,742
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	12,652
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	70,735
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	20,000	18,700
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	15,000	16,134
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	9,873
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	26,704
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	5,000	5,481
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28	10,000	10,875
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	10,000	9,703
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	76,598
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,868
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	12,000	10,164
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	2,000	1,847
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	22,000	20,473
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	5,000	5,163
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	15,000	12,627
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	4,000	3,965
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	7,000	6,394
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	117,000	112,616
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	5,108
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	25,000	25,692
HUB International, Ltd. 144A sr. unsec. notes 7.375%, 1/31/32	5,000	5,034
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	31,231
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	5,000	4,263
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	30,000	21,582
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	11,697
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	15,000	15,016
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	20,000	20,473
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	8,000	8,003
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	154,349
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.569%, 5/15/47	13,000	11,570
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	16,146
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	150,000	152,994
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	150,000	131,124
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	6,000	5,850
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	27,700
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	10,000	9,090
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	15,000	14,034
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	16,000	16,757
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	21,638
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	25,000	24,939
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	176,097
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	40,000	38,620
Morgan Stanley unsec.sub. notes 5.297%, 4/20/37	24,000	23,026
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	15,000	15,131
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	5,000	5,269
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	10,000	10,129
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	5,000	5,084
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	15,000	14,897
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	15,000	13,835
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	24,225
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	5,091
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,016
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	14,103
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 7.875%, 12/15/29	10,000	10,275
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	5,000	4,942
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	14,525
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	65,279
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	8,667
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	5,000	5,149
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	5,000	5,000
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	30,000	30,299
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	44,476
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	52,603
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	15,000	14,983
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	54,106
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	47,205
USI, Inc./NY 144A sr. unsec. notes 7.50%, 1/15/32	5,000	5,006
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	30,000	29,256
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	10,000	9,478
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	160,511
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	15,000	15,178
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,719
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	17,644

		3,553,930
Health care (0.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	1,000	980
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	20,000	20,029
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	10,000	10,200
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	23,000	23,267
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	47,000	47,646
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	30,000	30,140
athenahealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	18,292
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	10,000	10,347
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	3,115
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	10,000	5,457
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	7,000	6,725
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	50,000	44,120
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	20,000	20,084
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,574
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	10,000	9,494
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,450
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,550
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32	5,000	5,150
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	3,000	2,994
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	5,000	4,602
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	7,012
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	20,000	16,308
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	39,000	36,016
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	1,661	1,666
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	33,093	30,265
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	11,205
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	10,000	10,140
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	15,000	14,648
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	21,570
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	45,000	39,836
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	5,000	4,866
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	25,000	25,544
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29	20,000	18,204
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29	10,000	9,452
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	40,804
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	69,152
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	10,000	9,925
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	8,000	7,954
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	11,000	10,830
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	36,000	35,488
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	14,596
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	5,799
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	4,330
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	10,000	8,860
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	25,000	24,453
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	10,000	9,295
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	15,000	14,966
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	22,701
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	9,000	7,584

		813,685
Technology (0.9%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	5,000	4,525
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	12,794
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	40,000	38,002
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	73,852
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	23,412
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	5,000	4,400
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	5,000	4,188
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	70,768
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	85,217
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	10,000	10,208
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	15,000	14,325
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	40,000	37,958
CommScope, Inc. 144A company guaranty sr. notes 6.00%, 3/1/26	5,000	4,575
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,609
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	10,000	8,869
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	10,000	10,125
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	18,753
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	17,000	17,968
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	25,000	25,305
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	21,000	18,666
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	42,000	40,410
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	10,000	9,693
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	15,000	14,970
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	12,000	10,650
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	40,043
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	50,000	39,033
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	33,951
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	15,000	15,563
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	25,000	21,281
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	19,566
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	20,236
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	5,000	5,696
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	5,000	4,207
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	20,000	17,300
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	24,273
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	20,000	18,075
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	25,000	21,825
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	15,000	13,491
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	15,000	15,281
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	25,000	22,504

		894,567
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	9,830
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	7,500	7,449
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	59,652
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,221
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,734
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,650
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	5,000	4,834
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	25,000	24,710

		136,080
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	22,225
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	20,454
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	10,000	9,945
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	53,186
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	8,279
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	4,000	3,959
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	5,000	4,586
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	29,781
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	38,277
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	15,000	15,279
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	10,000	9,945
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	55,811
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	51,759
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,466
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	12,913
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	29,394
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	27,651
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	6,037
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	35,912
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	86,000	80,315
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,585
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	77,019
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	15,000	15,172
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	30,000	29,990
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	5,000	5,062
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	15,000	15,018
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	23,260
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	4,998
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	15,000	17,023
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	5,000	4,979
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	9,173
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	15,000	15,057
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	50,000	50,215
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	21,000	20,888
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	10,000	10,727
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	59,754
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,774
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,502
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	50,000	51,524
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	25,000	25,218
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	15,000	14,254
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	25,436
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	15,000	14,904
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,285
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	5,000	5,113
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	10,000	9,901
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	15,943
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	18,000	17,871
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,842
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	5,000	5,337
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	15,000	15,709

		1,113,707

Total corporate bonds and notes (cost $13,235,722)		$12,478,052

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.9%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.5%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$101,765	$105,964
5.50%, with due dates from 6/20/53 to 7/20/53	776,635	784,894
3.00%, TBA, 4/1/54	1,000,000	882,019
3.00%, with due dates from 8/20/49 to 4/20/51	912,679	810,731

		2,583,608
U.S. Government Agency Mortgage Obligations (7.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	24,775	25,448
3.00%, 1/1/48	586,230	514,857
Federal National Mortgage Association Pass-Through Certificates
5.00%, 9/1/52	909,119	891,181
4.00%, 1/1/57	32,833	30,218
3.00%, with due dates from 4/1/46 to 11/1/48	380,899	335,158
2.50%, 7/1/51	819,884	677,752
Uniform Mortgage-Backed Securities
5.00%, TBA, 4/1/54	1,000,000	976,016
3.50%, TBA, 4/1/54	1,000,000	894,727
2.50%, TBA, 4/1/54	3,000,000	2,479,805
2.50%, TBA, 4/1/39	1,000,000	908,711

		7,733,873

Total U.S. government and agency mortgage obligations (cost $10,741,671)		$10,317,481

MORTGAGE-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.931%, 4/15/37	$3,622	$4,004
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.561%, 3/15/35	9,979	10,133
Government National Mortgage Association
Ser. 13-14, IO, 3.50%, 12/20/42	50,972	6,302
Ser. 16-H16, Class EI, IO, 0.68%, 6/20/66(WAC)	87,295	3,317
Ser. 15-H26, Class DI, IO, 0.432%, 10/20/65(WAC)	120,240	4,820

		28,576
Commercial mortgage-backed securities (0.9%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.271%, 12/18/37 (Cayman Islands)	969	959
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	14,000	13,150
BANK FRB Ser. 17-BNK8, Class B, 3.95%, 11/15/50(WAC)	12,000	10,442
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	10,000	8,337
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	12,014
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	12,433
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	44,000	40,999
Ser. 16-C3, Class A4, 3.154%, 11/15/49	21,000	19,725
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.473%, 12/10/44(WAC)	29,000	24,655
FRB Ser. 13-CR13, Class C, 4.919%, 11/10/46(WAC)	9,534	8,864
FRB Ser. 14-CR17, Class C, 4.72%, 5/10/47(WAC)	25,000	22,960
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	20,358	19,498
Ser. 14-CR19, Class B, 4.621%, 8/10/47(WAC)	16,000	15,539
FRB Ser. 15-CR26, Class C, 4.464%, 10/10/48(WAC)	24,000	22,323
FRB Ser. 14-UBS6, Class C, 4.427%, 12/10/47(WAC)	16,000	14,217
FRB Ser. 15-LC21, Class B, 4.323%, 7/10/48(WAC)	11,000	10,580
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	28,000	26,349
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	13,000	12,394
FRB Ser. 14-CR20, Class XA, IO, 0.922%, 11/10/47(WAC)	236,605	303
FRB Ser. 14-UBS6, Class XA, IO, 0.812%, 12/10/47(WAC)	667,379	1,215
FRB Ser. 14-LC17, Class XA, IO, 0.643%, 10/10/47(WAC)	370,825	301
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	455,976	20
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	30,000	28,307
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	15,000	14,056
Ser. 16-C6, Class AS, 3.346%, 1/15/49	16,000	14,676
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	42,541
FRB Ser. 20-C19, Class XA, IO, 1.096%, 3/15/53(WAC)	1,029,136	49,906
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.677%, 12/15/49(WAC)	868,987	11,538
GS Mortgage Securities Trust FRB Ser. 15-GC32, Class B, 4.391%, 7/10/48(WAC)	73,000	69,994
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C19, Class B, 4.394%, 4/15/47(WAC)	28,000	27,695
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.761%, 6/15/51(WAC)	11,000	8,906
FRB Ser. 18-C8, Class XA, IO, 0.601%, 6/15/51(WAC)	892,817	16,213
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	5,928	5,728
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	216,572	885
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.323%, 5/15/48(WAC)	10,000	9,516
FRB Ser. 15-C22, Class C, 4.193%, 4/15/48(WAC)	20,000	18,257
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	18,982
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	22,000	20,293
FRB Ser. 13-C10, Class AS, 3.942%, 7/15/46(WAC)	1,537	1,473
FRB Ser. 15-C26, Class XA, IO, 0.961%, 10/15/48(WAC)	544,386	3,812
FRB Ser. 14-C17, Class XA, IO, 0.87%, 8/15/47(WAC)	79,642	53
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.60%, 8/15/45(WAC)	15,000	13,720
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	16,000	14,322
FRB Ser. 18-H3, Class XA, IO, 0.80%, 7/15/51(WAC)	1,353,965	35,902
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 7.796%, 6/25/37	19,534	19,561
FRB Ser. 22-FL8, Class AS, 7.421%, 1/25/37	16,000	15,901
FRB Ser. 21-FL7, Class A, 6.644%, 11/25/36	17,291	17,140
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 6.52%, 9/15/36 (Cayman Islands)	16,894	16,859
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 4.977%, 1/15/59(WAC)	10,000	8,547
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48(WAC)	14,000	12,980
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	17,000	15,928
Ser. 15-C31, Class AS, 4.049%, 11/15/48	17,000	16,391
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	16,000	13,947
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.004%, 3/15/45(WAC)	47,000	41,452
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default)(NON)(WAC)	8,056	2,394
FRB Ser. 13-C15, Class D, 4.189%, 8/15/46(WAC)	21,000	8,320

		913,472
Residential mortgage-backed securities (non-agency) (1.1%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.985%, 5/25/35(WAC)	5,272	5,098
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	39,889	33,429
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	61,711	53,008
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	23,342	21,135
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.085%, 10/25/28	45,863	48,152
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.12%, 10/25/50	54,000	60,919
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.27%, 6/25/42	13,200	13,582
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.62%, 8/25/33	94,019	95,878
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.32%, 4/25/42	49,686	50,328
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.17%, 1/25/42	74,000	74,337
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.62%, 2/25/42	53,289	53,423
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.17%, 9/25/41	24,511	24,395
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	38,528	37,882
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.385%, 8/25/28	20,652	21,863
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.185%, 8/25/28	32,472	34,504
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.335%, 10/25/28	3,894	4,149
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.885%, 1/25/29	46,443	48,697
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.785%, 5/25/29	71,453	75,508
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.685%, 4/25/29	30,790	32,279
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.085%, 9/25/29	56,000	58,580
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.985%, 7/25/29	58,015	60,215
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.335%, 7/25/24	1,495	1,504
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.785%, 1/25/31	13,727	14,053
Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.22%, 11/25/41	7,197	7,193
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.244%, 2/25/34	14,810	14,556
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.569%, 10/25/33	25,308	24,336
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.494%, 10/25/34	12,408	12,114
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	55,985	47,032
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	29,411	27,587
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	106,342
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.404%, 7/25/45	14,972	14,511

		1,176,589

Total mortgage-backed securities (cost $2,211,013)		$2,118,637

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	$200,000	$196,514
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	78,000	72,463
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)	40,000	40,518
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	12,064

Total foreign government and agency bonds and notes (cost $344,022)		$321,559

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	$18,417	$19,105
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27	9,677	9,703
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.18%, 11/18/29	5,000	4,911
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27	4,987	4,922
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.441%, 8/21/28	3,031	3,027
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	4,950	4,924
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.825%, 9/13/29 (Luxembourg)	10,000	9,828
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.18%, 11/23/27	10,568	10,428
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30	13,265	13,303
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29	7,109	7,098
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.077%, 1/27/29	4,987	4,997
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.405%, 12/1/27	9,700	9,722
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.334%, 4/30/28	5,000	4,695
Hertz Corp. (The) bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.079%, 6/30/28	5,000	4,853
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.695%, 5/1/26	8,916	7,735
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27	9,825	9,823
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.268%, 2/4/26	9,738	9,129
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.177%, 12/17/27	5,000	4,988
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28	4,924	4,914
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.814%, 9/21/28	9,869	9,876
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	4,543	4,553
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.821%, 4/15/28	9,886	8,848
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	9,963	9,172
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	4,963	4,975
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.419%, 4/3/28	12,601	12,620
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.824%, 12/17/28	19,488	14,766
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28	13,723	13,674
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	5,000	100
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	4,987	4,983
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31	5,000	4,990
TK Elevator US Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 9.081%, 7/31/27	4,876	4,891
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30	9,571	9,599
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.68%, 5/3/27	3,276	3,299
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.076%, 2/17/31	10,000	9,998
Vertiv Group Corp. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.50%), 7.937%, 3/2/27	14,187	14,208
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.573%, 4/21/29	10,000	9,889
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.077%, 3/27/28	12,879	12,921

Total senior loans (cost $310,161)		$301,467

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.194%, 5/7/24	$39,867	$39,875
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.279%, 6/29/24	35,000	34,992
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.044%, 1/25/46	598	597

Total asset-backed securities (cost $75,355)		$75,464

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$4500.00	$3,452,108	$657	$40,404
S&P 500 Index (Put)	Jun-24/4500.00	3452108	657	7,269

Total purchased options outstanding (cost $267,465)				$47,673

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	$5,000	$3,763
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	11,000	8,718

Total convertible bonds and notes (cost $13,851)		$12,481

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	156	$9,998

Total convertible preferred stocks (cost $7,800)		$9,998

SHORT-TERM INVESTMENTS (7.4%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	Shares	63,250	$63,250
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	6,595,914	6,595,914
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	70,000	70,000
U.S. Treasury Bills 5.353%, 4/25/24(SEG)		$600,000	597,897
U.S. Treasury Bills 5.391%, 5/23/24(SEG)		200,000	198,485
U.S. Treasury Bills 5.354%, 6/25/24(SEG)		200,000	197,558

Total short-term investments (cost $7,723,121)			$7,723,104
TOTAL INVESTMENTS

Total investments (cost $80,439,093)			$109,514,299

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $1,787,762) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	4/17/24	$12,553	$12,746	$(193)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/24	90,159	93,040	(2,881)
		Danish Krone	Sell	6/20/24	66,826	67,566	740
	Goldman Sachs International
		Euro	Sell	6/20/24	249,244	250,916	1,672
		Israeli Shekel	Sell	4/17/24	251,360	253,731	2,371
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	5/16/24	56,895	56,990	(95)
	JPMorgan Chase Bank N.A.
		Japanese Yen	Buy	5/16/24	101,691	104,490	(2,799)
		Norwegian Krone	Sell	6/20/24	187,868	193,410	5,542
	Morgan Stanley & Co. International PLC
		British Pound	Buy	6/20/24	90,660	91,193	(533)
		Canadian Dollar	Buy	4/17/24	74	75	(1)
		Euro	Buy	6/20/24	18,724	17,569	1,155
		Israeli Shekel	Buy	4/17/24	8,599	8,618	(19)
		Swedish Krona	Buy	6/20/24	180,046	186,476	(6,430)
		Swiss Franc	Buy	6/20/24	137,123	138,983	(1,860)
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/24	38,137	37,987	150
		New Zealand Dollar	Buy	4/17/24	597	596	1
		Swedish Krona	Buy	6/20/24	18,595	18,611	(16)
	State Street Bank and Trust Co.
		British Pound	Buy	6/20/24	88,766	88,792	(26)
		Japanese Yen	Buy	5/16/24	106,823	106,861	(38)
		Singapore Dollar	Buy	5/16/24	37,699	37,900	(201)
	WestPac Banking Corp.
		Canadian Dollar	Buy	4/17/24	20,897	21,212	(315)

	Unrealized appreciation						11,631

	Unrealized (depreciation)						(15,407)

	Total						$(3,776)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	30	$3,186,821	$3,218,850	Jun-24	$55,322
S&P 500 Index E-Mini (Long)	1	262,718	265,425	Jun-24	5,850
S&P 500 Index E-Mini (Short)	61	16,025,768	16,190,925	Jun-24	(357,821)
U.S. Treasury Bond 30 yr (Long)	13	1,565,688	1,565,688	Jun-24	18,347
U.S. Treasury Bond Ultra 30 yr (Long)	15	1,935,000	1,935,000	Jun-24	22,935
U.S. Treasury Note 2 yr (Long)	19	3,885,203	3,885,203	Jun-24	(3,315)
U.S. Treasury Note 5 yr (Long)	43	4,601,672	4,601,672	Jun-24	12,507
U.S. Treasury Note 10 yr (Long)	23	2,548,328	2,548,328	Jun-24	11,465

Unrealized appreciation					126,426

Unrealized (depreciation)					(361,136)

Total					$(234,710)

WRITTEN OPTIONS OUTSTANDING at 3/31/24 (premiums $48,125) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$3500.00	$3,452,108	$657	$12,466

Total				$12,466

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $2,012,148) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 4/1/54	$1,000,000	4/11/24	$1,021,485
Uniform Mortgage-Backed Securities, 5.50%, 4/1/54	1,000,000	4/11/24	995,195

Total			$2,016,680

WHEN-ISSUED SECURITIES SOLD at 3/31/24 (Unaudited)
Common Stocks (0.1%)(a)	Shares	Value
Capital goods (—%)
GE Vernova, Inc.	94	$12,855
Health Care (0.01%)
Solventum Corp.	639	44,442

Total when-issued securities sold (proceeds receivable $57,297)		$57,297

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,101,000	$4,844	(E)	$9,692	6/20/29	4.00% — Annually	US SOFR — Annually	$4,848
		2,367,000	6,983	(E)	(1,404)	6/20/26	4.20% — Annually	US SOFR — Annually	5,579
		4,271,000	12,599	(E)	2,518	6/20/26	US SOFR — Annually	4.20% — Annually	(8,803)
		1,780,000	534	(E)	(10,498)	6/20/34	US SOFR — Annually	3.80% — Annually	(9,964)
		1,010,000	303	(E)	5,945	6/20/34	3.80% — Annually	US SOFR — Annually	5,642
		577,000	664	(E)	(5,763)	6/20/54	US SOFR — Annually	3.60% — Annually	(5,100)
		32,000	37	(E)	319	6/20/54	3.60% — Annually	US SOFR — Annually	282

	Total				$809				$(7,516)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$3,076,640	$3,219,008	$—	3/9/25	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$135,066
	3,076,432	3,170,815	—	3/9/25	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(87,155)
	Goldman Sachs International
	4,172,814	4,237,500	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	65,915
	3,840,821	3,909,992	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(70,320)

Upfront premium received			—	Unrealized appreciation			200,981

Upfront premium (paid)			—	Unrealized (depreciation)			(157,475)

		Total	$—			Total	$43,506
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Marathon Oil Corp.	Energy	1,550	$43,925	1.36%
Vertiv Holdings Co. Class A	Capital goods	535	43,665	1.36%
Valero Energy Corp.	Energy	255	43,570	1.35%
Toll Brothers, Inc.	Consumer cyclicals	326	42,136	1.31%
Targa Resources Corp.	Energy	369	41,332	1.28%
Allison Transmission Holdings, Inc.	Capital goods	505	40,980	1.27%
MGIC Investment Corp.	Financials	1,812	40,517	1.26%
Constellation Energy Corp.	Utilities and power	214	39,533	1.23%
Qualcomm, Inc.	Technology	229	38,811	1.21%
General Motors Co.	Consumer cyclicals	849	38,498	1.20%
Textron, Inc.	Capital goods	399	38,293	1.19%
Cadence Design Systems, Inc.	Technology	122	37,879	1.18%
Procore Technologies, Inc.	Technology	461	37,862	1.18%
Uber Technologies, Inc.	Consumer staples	489	37,682	1.17%
O'Reilly Automotive, Inc.	Consumer cyclicals	33	37,485	1.16%
Applied Materials, Inc.	Technology	181	37,412	1.16%
American International Group, Inc.	Financials	475	37,123	1.15%
Manhattan Associates, Inc.	Technology	146	36,569	1.14%
Booking Holdings, Inc.	Consumer cyclicals	10	35,844	1.11%
Gartner, Inc.	Consumer cyclicals	75	35,814	1.11%
Pure Storage, Inc. Class A	Technology	676	35,149	1.09%
Synopsys, Inc.	Technology	61	34,916	1.08%
NVR, Inc.	Consumer cyclicals	4	34,696	1.08%
Vornado Realty Trust	Financials	1,199	34,484	1.07%
Unum Group	Financials	630	33,800	1.05%
MGM Resorts International	Consumer cyclicals	712	33,614	1.04%
Jacobs Solutions, Inc.	Capital goods	213	32,819	1.02%
Ventas, Inc.	Health care	751	32,687	1.02%
Coinbase Global, Inc. Class A	Financials	123	32,511	1.01%
Wintrust Financial Corp.	Financials	310	32,368	1.01%
Freeport-McMoRan, Inc.	Basic materials	685	32,207	1.00%
Expedia Group, Inc.	Consumer cyclicals	233	32,130	1.00%
East West Bancorp, Inc.	Financials	398	31,453	0.98%
Autonation, Inc.	Consumer cyclicals	187	30,944	0.96%
Pinterest, Inc. Class A	Technology	892	30,911	0.96%
NRG Energy, Inc.	Utilities and power	456	30,862	0.96%
Johnson Controls International PLC	Capital goods	466	30,455	0.95%
Equitable Holdings, Inc.	Financials	797	30,279	0.94%
Gap, Inc. (The)	Consumer cyclicals	1,090	30,040	0.93%
Molina Healthcare, Inc.	Health care	71	29,351	0.91%
Ulta Beauty, Inc.	Consumer staples	54	28,365	0.88%
Smartsheet, Inc. Class A	Technology	732	28,170	0.88%
Tapestry, Inc.	Consumer cyclicals	574	27,246	0.85%
Genuine Parts Co.	Consumer cyclicals	172	26,580	0.83%
Regeneron Pharmaceuticals, Inc.	Health care	28	26,513	0.82%
Hologic, Inc.	Health care	333	25,994	0.81%
Apartment Income REIT Corp.	Financials	776	25,208	0.78%
J.M. Smucker Co. (The)	Consumer staples	193	24,306	0.76%
Boyd Gaming Corp.	Consumer cyclicals	358	24,124	0.75%
Affiliated Managers Group, Inc.	Financials	143	23,903	0.74%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	286	$39,779	1.25%
Entegris, Inc.	Technology	276	38,820	1.22%
Berkshire Hathaway, Inc. Class B	Financials	92	38,663	1.22%
Equifax, Inc.	Consumer cyclicals	144	38,654	1.22%
D.R. Horton, Inc.	Consumer cyclicals	229	37,663	1.19%
IBM Corp.	Technology	196	37,428	1.18%
BWX Technologies, Inc.	Capital goods	364	37,365	1.18%
Kinsale Capital Group, Inc.	Financials	70	36,815	1.16%
Jack Henry & Associates, Inc.	Technology	208	36,129	1.14%
Tyler Technologies, Inc.	Technology	84	35,646	1.12%
DT Midstream, Inc.	Energy	575	35,109	1.11%
NortonLifeLock, Inc.	Technology	1,550	34,720	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	266	34,523	1.09%
RPM International, Inc.	Basic materials	289	34,334	1.08%
Domino's Pizza, Inc.	Consumer staples	69	34,190	1.08%
Ross Stores, Inc.	Consumer cyclicals	230	33,699	1.06%
Universal Health Services, Inc. Class B	Health care	180	32,868	1.04%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	1,551	32,468	1.02%
Stanley Black & Decker, Inc.	Consumer cyclicals	330	32,298	1.02%
DoubleVerify Holdings, Inc.	Technology	914	32,151	1.01%
Take-Two Interactive Software, Inc.	Technology	210	31,181	0.98%
Lithia Motors, Inc.	Consumer cyclicals	104	31,141	0.98%
Watsco, Inc.	Consumer staples	69	29,843	0.94%
Digital Realty Trust, Inc.	Financials	206	29,672	0.94%
Welltower, Inc.	Financials	316	29,545	0.93%
PTC, Inc.	Technology	154	29,027	0.92%
New Fortress Energy, Inc.	Energy	938	28,701	0.91%
Ciena Corp.	Technology	578	28,588	0.90%
Bunge Global SA	Basic materials	279	28,576	0.90%
T Rowe Price Group, Inc.	Financials	234	28,552	0.90%
Thor Industries, Inc.	Consumer cyclicals	242	28,358	0.89%
Texas Instruments, Inc.	Technology	161	28,100	0.89%
Amdocs, Ltd.	Technology	310	27,978	0.88%
Carnival Corp.	Consumer cyclicals	1,692	27,652	0.87%
Cabot Oil & Gas Corp.	Energy	986	27,479	0.87%
Cooper Cos., Inc. (The)	Health care	263	26,733	0.84%
Five Below, Inc.	Consumer cyclicals	146	26,397	0.83%
Wynn Resorts, Ltd.	Consumer cyclicals	258	26,353	0.83%
Tesla, Inc.	Consumer cyclicals	148	26,079	0.82%
CarMax, Inc.	Consumer cyclicals	292	25,475	0.80%
CoStar Group, Inc.	Consumer cyclicals	261	25,219	0.80%
Ovintiv, Inc.	Energy	483	25,048	0.79%
Generac Holdings, Inc.	Capital goods	195	24,595	0.78%
NU Holdings, Ltd./Cayman Islands Class A (Brazil)	Financials	2,037	24,304	0.77%
Exact Sciences Corp.	Health care	344	23,766	0.75%
Ball Corp.	Capital goods	350	23,551	0.74%
Alphabet, Inc. Class A	Technology	156	23,521	0.74%
Block, Inc. Class A	Consumer cyclicals	275	23,298	0.73%
Micron Technology, Inc.	Technology	192	22,690	0.72%
BioMarin Pharmaceutical, Inc.	Health care	259	22,587	0.71%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
eBay, Inc.	Technology	483	$25,510	0.60%
Garmin, Ltd.	Technology	169	25,093	0.59%
Meta Platforms, Inc. Class A	Technology	51	24,707	0.58%
Leidos Holdings, Inc.	Technology	185	24,243	0.57%
Exor NV (Netherlands)	Financials	217	24,205	0.57%
Holcim AG (Switzerland)	Basic materials	263	23,853	0.56%
NetApp, Inc.	Technology	227	23,796	0.56%
Veralto Corp.	Capital goods	267	23,708	0.56%
ConocoPhillips	Energy	185	23,595	0.56%
Exxon Mobil Corp.	Energy	200	23,278	0.55%
Graco, Inc.	Capital goods	241	22,551	0.53%
Weyerhaeuser Co.	Basic materials	626	22,490	0.53%
Packaging Corp. of America	Basic materials	118	22,405	0.53%
Automatic Data Processing, Inc.	Consumer cyclicals	87	21,747	0.51%
ENGIE SA (France)	Utilities and power	1,290	21,609	0.51%
PepsiCo, Inc.	Consumer staples	123	21,539	0.51%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	137	21,498	0.51%
SS&C Technologies Holdings, Inc.	Technology	334	21,479	0.51%
Colgate-Palmolive Co.	Consumer staples	239	21,477	0.51%
E.ON SE (Germany)	Utilities and power	1,537	21,385	0.50%
Iberdrola SA (Spain)	Utilities and power	1,721	21,371	0.50%
3M Co.	Conglomerates	201	21,308	0.50%
Merck & Co., Inc.	Health care	161	21,291	0.50%
Jack Henry & Associates, Inc.	Technology	122	21,191	0.50%
Sandvik AB (Sweden)	Capital goods	946	21,040	0.50%
Siemens AG (Germany)	Conglomerates	110	21,008	0.50%
National Grid PLC (United Kingdom)	Utilities and power	1,559	20,991	0.50%
Consolidated Edison, Inc.	Utilities and power	229	20,805	0.49%
Secom Co., Ltd. (Japan)	Consumer cyclicals	286	20,714	0.49%
Obayashi Corp. (Japan)	Capital goods	1,739	20,611	0.49%
Sekisui Chemical Co., Ltd. (Japan)	Financials	1,411	20,581	0.49%
Intact Financial Corp. (Canada)	Financials	126	20,440	0.48%
Alphabet, Inc. Class A	Technology	135	20,351	0.48%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	2,034	20,327	0.48%
SSE PLC (United Kingdom)	Utilities and power	971	20,242	0.48%
Deutsche Telekom AG (Germany)	Communication services	832	20,221	0.48%
TotalEnergies SE (France)	Energy	294	20,144	0.48%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,448	20,109	0.47%
Eni SpA (Italy)	Utilities and power	1,265	20,013	0.47%
AT&T, Inc.	Communication services	1,132	19,918	0.47%
Verisk Analytics, Inc.	Consumer cyclicals	84	19,810	0.47%
Electronic Arts, Inc.	Technology	149	19,797	0.47%
Cummins, Inc.	Capital goods	67	19,708	0.47%
Endesa SA (Spain)	Utilities and power	1,035	19,178	0.45%
Keysight Technologies, Inc.	Technology	121	18,906	0.45%
RWE AG (Germany)	Utilities and power	555	18,860	0.45%
Avery Dennison Corp.	Basic materials	84	18,855	0.44%
MSCI, Inc.	Technology	34	18,825	0.44%
Lockheed Martin Corp.	Capital goods	41	18,725	0.44%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	666	18,671	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Diamondback Energy, Inc.	Energy	123	$24,430	0.62%
Toyota Motor Corp. (Japan)	Consumer cyclicals	951	23,916	0.61%
Hermes International (France)	Consumer cyclicals	9	22,726	0.58%
Ingersoll Rand, Inc.	Capital goods	237	22,485	0.58%
Entegris, Inc.	Technology	156	21,949	0.56%
Westlake Corp.	Basic materials	136	20,758	0.53%
Equifax, Inc.	Consumer cyclicals	76	20,433	0.52%
CMS Energy Corp.	Utilities and power	336	20,285	0.52%
Waste Connections, Inc.	Capital goods	117	20,124	0.51%
Antofagasta PLC (Chile)	Basic materials	774	19,929	0.51%
Bunge Global SA	Basic materials	193	19,777	0.51%
RELX PLC (United Kingdom)	Consumer cyclicals	457	19,754	0.51%
Waste Management, Inc.	Capital goods	92	19,674	0.50%
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	Consumer staples	244	19,584	0.50%
Ferrovial SE (Netherlands)	Basic materials	492	19,488	0.50%
Wilmar International, Ltd. (Singapore)	Basic materials	7,670	19,485	0.50%
Keppel, Ltd. (Singapore)	Capital goods	3,577	19,446	0.50%
Duke Energy Corp.	Utilities and power	201	19,423	0.50%
Honeywell International, Inc.	Capital goods	94	19,346	0.49%
Sempra	Utilities and power	268	19,231	0.49%
Visa, Inc. Class A	Financials	69	19,209	0.49%
T-Mobile US, Inc.	Communication services	117	19,173	0.49%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	809	19,153	0.49%
Roper Technologies, Inc.	Technology	34	19,075	0.49%
Orange SA (France)	Communication services	1,599	18,785	0.48%
Commonwealth Bank of Australia (Australia)	Financials	239	18,746	0.48%
CenterPoint Energy, Inc.	Utilities and power	654	18,638	0.48%
FirstEnergy Corp.	Utilities and power	481	18,593	0.48%
AXA SA (France)	Financials	493	18,500	0.47%
Masco Corp.	Consumer cyclicals	234	18,469	0.47%
SIG Combibloc Group AG (Switzerland)	Basic materials	830	18,397	0.47%
Snam SpA (Italy)	Utilities and power	3,885	18,343	0.47%
Magna International, Inc. (Canada)	Consumer cyclicals	335	18,267	0.47%
Realty Income Corp.	Financials	337	18,239	0.47%
Heineken NV (Netherlands)	Consumer staples	188	18,159	0.46%
Kering SA (France)	Consumer cyclicals	46	18,061	0.46%
Allianz SE (Germany)	Financials	60	17,855	0.46%
Berkshire Hathaway, Inc. Class B	Financials	42	17,767	0.45%
Williams Cos., Inc. (The)	Energy	456	17,759	0.45%
Cellnex Telecom, SA 144A (Spain)	Communication services	501	17,724	0.45%
Orica, Ltd. (Australia)	Basic materials	1,480	17,613	0.45%
Imperial Brands PLC (United Kingdom)	Consumer staples	784	17,515	0.45%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	112	17,474	0.45%
Salmar ASA (Norway)	Basic materials	264	17,405	0.45%
Wesfarmers, Ltd. (Australia)	Consumer cyclicals	384	17,130	0.44%
Paychex, Inc.	Technology	139	17,087	0.44%
Capgemini SE (France)	Technology	74	16,968	0.43%
MS&AD Insurance Group Holdings (Japan)	Financials	960	16,903	0.43%
REA Group, Ltd. (Australia)	Technology	140	16,892	0.43%
Freeport-McMoRan, Inc.	Basic materials	353	16,589	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$273	$1,795	$228	5/11/63	300 bp — Monthly	$46
	CMBX NA BBB-.6 Index	BB/P	482	3,589	456	5/11/63	300 bp — Monthly	28
	CMBX NA BBB-.6 Index	BB/P	926	6,730	855	5/11/63	300 bp — Monthly	75
	CMBX NA BBB-.6 Index	BB/P	912	7,179	912	5/11/63	300 bp — Monthly	4
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	B+/P	803	2,000	575	11/18/54	500 bp — Monthly	230
	CMBX NA BB.14 Index	BB-/P	110	1,000	310	12/16/72	500 bp — Monthly	(199)
	CMBX NA BB.6 Index	B/P	2,434	7,305	1,709	5/11/63	500 bp — Monthly	733
	CMBX NA BB.7 Index	B-/P	5,345	13,589	3,990	1/17/47	500 bp — Monthly	1,369
	CMBX NA BB.9 Index	B/P	421	1,000	378	9/17/58	500 bp — Monthly	43
	CMBX NA BBB-.10 Index	BB/P	3,907	13,000	2,454	11/17/59	300 bp — Monthly	1,461
	CMBX NA BBB-.11 Index	BBB-/P	210	1,000	129	11/18/54	300 bp — Monthly	82
	Credit Suisse International
	CMBX NA A.7 Index	A/P	37	293	49	1/17/47	200 bp — Monthly	(12)
	CMBX NA A.7 Index	A/P	291	2,054	344	1/17/47	200 bp — Monthly	(52)
	CMBX NA BB.7 Index	B-/P	401	2,265	665	1/17/47	500 bp — Monthly	(261)
	CMBX NA BBB-.7 Index	BB+/P	237	1,433	241	1/17/47	300 bp — Monthly	(3)
	CMBX NA BBB-.7 Index	BB+/P	1,379	10,033	1,685	1/17/47	300 bp — Monthly	(300)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	71	12/16/72	200 bp — Monthly	(75)
	CMBX NA BBB-.7 Index	BB+/P	1,463	5,733	963	1/17/47	300 bp — Monthly	503
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B/P	3,089	3,131	732	5/11/63	500 bp — Monthly	2,360
	CMBX NA BBB-.13 Index	BBB-/P	132	1,000	215	12/16/72	300 bp — Monthly	(83)
	CMBX NA BBB-.8 Index	B+/P	156	1,000	107	10/17/57	300 bp — Monthly	50
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	1,602	4,696	1,098	5/11/63	500 bp — Monthly	508

Upfront premium received			24,610		Unrealized appreciation			7,492

Upfront premium (paid)			(5)		Unrealized (depreciation)			(985)

	Total		$24,605				Total	$6,507
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(4,177)	$9,000	$3,563	11/17/59	(500 bp) — Monthly	$(622)
	CMBX NA BBB-.6 Index	(700)	4,935	627	5/11/63	(300 bp) — Monthly	(76)
	CMBX NA BBB-.6 Index	(2,545)	3,589	456	5/11/63	(300 bp) — Monthly	(2,091)
	CMBX NA BBB-.6 Index	(556)	897	114	5/11/63	(300 bp) — Monthly	(442)
	Credit Suisse International
	CMBX NA BB.10 Index	(534)	4,000	1,584	11/17/59	(500 bp) — Monthly	1,046
	CMBX NA BB.10 Index	(476)	4,000	1,584	11/17/59	(500 bp) — Monthly	1,104
	CMBX NA BB.10 Index	(249)	2,000	792	11/17/59	(500 bp) — Monthly	541
	CMBX NA BB.7 Index	(512)	15,133	3,540	5/11/63	(500 bp) — Monthly	3,013
	CMBX NA BB.7 Index	(1,291)	5,285	1,552	1/17/47	(500 bp) — Monthly	255
	CMBX NA BB.7 Index	(1,151)	5,285	1,552	1/17/47	(500 bp) — Monthly	395
	Goldman Sachs International
	CMBX NA BB.7 Index	(2,571)	6,794	1,995	1/17/47	(500 bp) — Monthly	(583)
	CMBX NA BBB-.12 Index	(527)	2,000	395	8/17/61	(300 bp) — Monthly	(134)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	2,348	393	1/17/47	(200 bp) — Monthly	223
	CMBX NA BBB-.11 Index	(110)	1,000	129	11/18/54	(300 bp) — Monthly	18
	CMBX NA BBB-.6 Index	(4,906)	9,871	1,255	5/11/63	(300 bp) — Monthly	(3,657)
	CMBX NA BBB-.7 Index	(6,573)	13,377	2,246	1/17/47	(300 bp) — Monthly	(4,335)
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,584	11/17/59	(500 bp) — Monthly	1,352
	CMBX NA BB.11 Index	(494)	1,000	288	11/18/54	(500 bp) — Monthly	(208)
	CMBX NA BBB-.7 Index	(328)	1,911	321	1/17/47	(300 bp) — Monthly	(8)
	CMBX NA BBB-.9 Index	(185)	1,000	147	9/17/58	(300 bp) — Monthly	(39)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(302)	755	222	1/17/47	(500 bp) — Monthly	(81)
	CMBX NA BB.9 Index	(424)	1,000	378	9/17/58	(500 bp) — Monthly	(46)
	CMBX NA BBB-.10 Index	(7,761)	24,000	4,531	11/17/59	(300 bp) — Monthly	(3,244)
	CMBX NA BBB-.12 Index	(6,997)	22,000	4,345	8/17/61	(300 bp) — Monthly	(2,665)
	CMBX NA BBB-.13 Index	(318)	1,000	215	12/16/72	(300 bp) — Monthly	(103)
	CMBX NA BBB-.7 Index	(527)	1,911	321	1/17/47	(300 bp) — Monthly	(208)
	CMBX NA BBB-.8 Index	(206)	1,000	107	10/17/57	(300 bp) — Monthly	(100)

Upfront premium received		—			Unrealized appreciation		7,947

Upfront premium (paid)		(44,817)			Unrealized (depreciation)		(18,642)

	Total	$(44,817)				Total	$(10,695)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$(5,283)	$1,131,570	$83,714	12/20/28	500 bp — Quarterly	$81,252
	CDX NA IG Series 42 Index	BBB+/P	(99,878)	4,500,000	101,970	6/202029	100 bp — Quarterly	2,717

	Total		$(105,161)					$83,969
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $104,184,147.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$586,282	$523,032	$1,060	$63,250
	Putnam Short Term Investment Fund Class P**	7,887,915	3,521,976	4,813,977	100,950	6,595,914

	Total Short-term investments	$7,887,915	$4,108,258	$5,337,009	$102,010	$6,659,164
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $63,250 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $63,206.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $956,781.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments including when-issued securities sold short, if any, for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price ask price for when-issued securities sold, if any, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing the return on a security owned, for enhancing the return on securities owned, for gaining exposure to securities and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk and for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $77,442 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $195,381 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,072 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,863,330	$—	$—
Capital goods	3,190,108	—	—
Communication services	824,671	59,794	—
Conglomerates	1,266,088	—	—
Consumer cyclicals	12,724,250	—	—
Consumer staples	4,815,563	—	—
Energy	2,790,433	—	—
Financials	11,020,380	—	—
Health care	8,688,286	—	—
Technology	24,663,526	63,341	—
Transportation	1,072,786	—	—
Utilities and power	2,065,827	—	—

Total common stocks	75,985,248	123,135	—
Asset-backed securities	—	75,464	—
Convertible bonds and notes	—	12,481	—
Convertible preferred stocks	9,998	—	—
Corporate bonds and notes	—	12,478,052	—
Foreign government and agency bonds and notes	—	321,559	—
Mortgage-backed securities	—	2,118,637	—
Purchased options outstanding	—	47,673	—
Senior loans	—	301,467	—
U.S. government and agency mortgage obligations	—	10,317,481	—
Short-term investments	70,000	7,653,104	—

Totals by level	$76,065,246	$33,449,053	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(3,776)	$—
Futures contracts	(234,710)	—	—
Written options outstanding	—	(12,466)	—
TBA sale commitments	—	(2,016,680)	—
When-issued securities	—	(57,297)	—
Interest rate swap contracts	—	(8,325)	—
Total return swap contracts	—	43,506	—
Credit default contracts	—	205,154	—

Totals by level	$(234,710)	$(1,849,884)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$1,000
Written equity option contracts (contract amount)	$700
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$2,100,000
Centrally cleared interest rate swap contracts (notional)	$11,100,000
OTC total return swap contracts (notional)	$14,100,000
OTC credit default contracts (notional)	$250,000
Centrally cleared credit default contracts (notional)	$5,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com